Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per share	$ 1.5400	$ 1.5125	$ 1.5025